Cash, Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2021
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents and restricted cash
	June 30,	December 31,
(in thousands)	2021	2020

Cash held in banks	$858	$1,173
Bank deposits in U.S.$ (annual average interest rates 0.3% and 0.32%)	11,754	4,500
Total cash and cash equivalents	12,612	5,673
Cash held with respect to CVR Agreement	793	1,171
Short-term restricted cash	90	79
Long-term restricted cash	88	89
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$13,583	$7,012